Derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2023
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Summary of Carrying Amount and Fair Value of Transferred Assets Did Not Qualify for Derecognition
The following table provides information on the carrying amount and fair value of the transferred assets that did not qualify for derecognition, and their associated liabilities.

	As at
	October 31, 2023				October 31, 2022

(Millions of Canadian dollars)	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total
Carrying amount of transferred assets that do not qualify for derecognition	$28,312	$313,558	$21,680	$363,550	$32,812	$258,615	$15,332	$306,759
Carrying amount of associated liabilities	28,007	313,558	21,680	363,245	32,177	258,615	15,332	306,124
Fair value of transferred assets	$26,472	$313,558	$21,680	$361,710	$31,174	$258,615	$15,332	$305,121
Fair value of associated liabilities	26,780	313,558	21,680	362,018	30,900	258,615	15,332	304,847
Fair value of net position	$(308)	$–	$–	$(308)	$274	$–	$–	$274

(1)	Includes Canadian residential mortgage loans transferred primarily to Canada Housing Trust at the initial securitization and other permitted investments used for funding requirements after the initial securitization.
(2)	CMB investors have legal recourse only to the transferred assets, and do not have recourse to our general assets.
(3)	Does not include over-collateralization of assets pledged.